Steward Funds, Inc.

15375 Memorial Drive, Suite 200

Houston, TX 77079

August 29, 2022

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Steward Funds, Inc.

File Nos. 002-28174 and 811-01597

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.

the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment (Post-Effective Amendment No. 125) to the Steward Funds, Inc.’s registration statement on Form N-1A; and

b.

the text of the most recent post-effective amendment (Post-Effective Amendment No. 125) to the Steward Funds, Inc.’s registration statement was filed with the Securities and Exchange Commission via EDGAR on August 26, 2022 and became effective August 28, 2022 (Accession No. 0001193125-22-231171).

Please contact the undersigned with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Sincerely,

/s/ Michael L. Kern, III, CFA
Michael L. Kern, III, CFA President